Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53.07% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor’s or Ba1 or lower by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality.

The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) foreign securities denominated in U.S. currency, including depositary receipts and depositary shares issued by U.S. banks (American Depositary Receipts) and U.S. broker-dealers (American Depositary Shares) and (ii) foreign securities denominated in a foreign currency and not publicly traded in the U.S.

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as “junk bonds.” These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities. The Portfolio may also invest in loans made to non-investment grade companies, or “levered loans,” which investments generally will be in the form of loan participations or assignments of such loans.

The primary investment strategy of the Portfolio is identify, based on industry and credit analysis, and to invest in, industries or individual companies that are attractively priced or which have stable or improving fundamental financial characteristics relative to the overall high yield market. In selecting securities for the Portfolio, the adviser will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the adviser’s evaluation of credit and market risk in relationship to the expected rate of return.

		The adviser may sell a portfolio security for a variety of reasons, such as a change in the adviser’s fundamental view regarding the prospects of the issuer, a change in industry or sector outlook, or to redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
  Convertible Securities Risk – Convertible securities can include bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Stock markets are volatile, and the price of equity securities can fluctuate based on a company’s financial condition and overall market and economic conditions.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.
  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
  High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.
  Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.
  Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments.
  Levered Loan Risk – Levered loans are subject to greater credit risk of the borrower in the payment of principal and interest than loans made to investment-grade companies, and the value of the collateral securing the loans may decline and be insufficient to meet the obligations of the borrower. Levered loans also have greater liquidity risk, which may make it more difficult for the Portfolio to value the loans or dispose of them at an acceptable price. Levered loans may also lose their senior status in a borrower’s capital structure to other existing or future indebtedness of the borrower.
  Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. In addition, the broader market exposure which results from the Index’s 2% issuer cap more closely aligns with the Portfolio’s investment objective and strategy. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – ‘09 18.75% Worst Qtr: 4th – ‘08 -14.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2013)
High Yield Bond Portfolio | High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
2004	rr_AnnualReturn2004	12.76%
2005	rr_AnnualReturn2005	1.39%
2006	rr_AnnualReturn2006	9.77%
2007	rr_AnnualReturn2007	2.38%
2008	rr_AnnualReturn2008	(21.35%)
2009	rr_AnnualReturn2009	45.39%
2010	rr_AnnualReturn2010	14.56%
2011	rr_AnnualReturn2011	4.59%
2012	rr_AnnualReturn2012	13.89%
2013	rr_AnnualReturn2013	5.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.12%)
1 Yr	rr_AverageAnnualReturnYear01	5.84%
5 Yrs	rr_AverageAnnualReturnYear05	15.99%
10 Yrs	rr_AverageAnnualReturnYear10	7.81%
High Yield Bond Portfolio | Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.44%
5 Yrs	rr_AverageAnnualReturnYear05	18.96%
10 Yrs	rr_AverageAnnualReturnYear10	8.61%
High Yield Bond Portfolio | Lipper® Variable Insurance Products (VIP) High Current Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.51%
5 Yrs	rr_AverageAnnualReturnYear05	15.81%
10 Yrs	rr_AverageAnnualReturnYear10	7.36%